Taxation - Additional Information (Detail) - CNY (¥) ¥ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Loss	¥ 11,192,724		¥ 10,275,076
Tax losses	714,631		655,787
Current Income Tax Expense (Benefit)	¥ 0	¥ 0	¥ 1,223	¥ 1	¥ 0
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	16.50%		16.50%
Tax losses	¥ 242,198		¥ 247,033
United States [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	27.98%	27.98%		27.98%
Tax losses	¥ 472,433		¥ 408,754
PRC [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate			25.00%
Withholding tax rate			10.00%
Effective income tax rate reconciliation, tax credit, research, percent			75.00%		50.00%
PRC [Member] | HNTE [Member]
Operating Loss Carryforwards [Line Items]
Preferential income tax rate			15.00%
PRC [Member] | Beneficial Owner [Member]
Operating Loss Carryforwards [Line Items]
Withholding tax rate			5.00%